Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 900,261	$ 902,477	$ 896,854	$ 864,045	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 3,563,637	$ 3,345,854	$ 3,246,903
Operating income	126,107	125,003	123,848	120,690	122,876	123,164	122,855	112,657	495,648	481,552	442,472
Net income	$ 100,503	$ 109,827	$ 110,357	$ 101,435	$ 88,954	$ 119,558	$ 104,912	$ 99,015	$ 422,122	$ 412,439	$ 391,371
Basic earnings per share	$ 0.64	$ 0.69	$ 0.69	$ 0.64	$ 0.55	$ 0.74	$ 0.65	$ 0.61	$ 2.65	$ 2.56	$ 2.33
Diluted earnings per share	$ 0.63	$ 0.68	$ 0.68	$ 0.63	$ 0.54	$ 0.73	$ 0.64	$ 0.61	$ 2.62	$ 2.53	$ 2.31